Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
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Cash and Cash Equivalents
NOTE 5. CASH AND CASH EQUIVALENTS

Cash equivalents are held to meet short-term payment commitments, rather than for investment or similar purposes. A financial asset is classified as cash equivalent, if it can be readily convertible into a certain amount of cash and its risk of changes in value is immaterial. Accordingly, an investment with original maturity of three months or less is classified as cash equivalent. Equity interests are excluded from cash equivalents.
Cash and cash equivalents break down as follows:

	12.31.19	12.31.18	12.31.17
Cash and Due from Banks	130,649,061	220,456,335	133,903,229
Argentine Central Bank’s Bills and Notes Maturing up to 90 Days	58,141,095	107,862,909	38,430,053
Reverse repurchase Transactions Debtors	29,996,370	3,165,191	21,927,992
Loans to Financial Institutions	—	1,442,948	2,123,635
Overnight Placements in Foreign Banks	7,874,718	8,154,165	656,375
Mutual Funds	4,968,775	5,937,360	5,505,532
Time Deposits	488,928	439,959	447,675

Total Cash and Cash Equivalents	232,118,947	347,458,867	202,994,491

The risk analysis for cash and cash equivalents is presented in Note 45. The information with related parties is disclosed in Note 51.